Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 364,246	$ 63,020
Accounts receivable, less reserve of $776 in 2011 and $830 in 2010	460,540	457,659
Inventories	54,407	43,402
Deferred income taxes	19,855	14,282
Prepaid expenses and other	49,736	64,171
Current assets of discontinued operations	7,529	10,270
Total current assets	956,313	652,804
INVESTMENTS	347,924	320,712
PROPERTY, PLANT AND EQUIPMENT, at cost:
Contract drilling equipment	4,834,985	4,285,277
Construction in progress	232,703	154,595
Real estate properties	61,476	61,735
Other	211,897	182,087
PROPERTY, PLANT AND EQUIPMENT, gross	5,341,061	4,683,694
Less - Accumulated depreciation	1,663,991	1,408,674
Net property, plant and equipment	3,677,070	3,275,020
NONCURRENT ASSETS:
Other assets	22,584	16,834
TOTAL ASSETS	5,003,891	4,265,370
CURRENT LIABILITIES:
Accounts payable	103,852	80,534
Accrued liabilities	192,898	144,112
Long-term debt due within one year	115,000
Current liabilities of discontinued operations	4,979	7,992
Total current liabilities	416,729	232,638
NONCURRENT LIABILITIES:
Long-term debt	235,000	360,000
Deferred income taxes	975,280	771,383
Other	104,285	91,606
Noncurrent liabilities of discontinued operations	2,550	2,278
Total noncurrent liabilities	1,317,115	1,225,267
SHAREHOLDERS' EQUITY:
Common stock, $.10 par value, 160,000,000 shares authorized, 107,243,473 and 107,057,904 shares issued as of September 30, 2011 and 2010, respectively and 107,086,324 and 105,819,161 shares outstanding as of September 30, 2011 and 2010, respectively	10,724	10,706
Preferred stock, no par value, 1,000,000 shares authorized, no shares issued
Additional paid-in capital	210,909	191,900
Retained earnings	2,954,210	2,547,917
Accumulated other comprehensive income	98,908	84,107
Total shareholders' equity before treasury stock	3,274,751	2,834,630
Less treasury stock, 157,149 shares in 2011 and 1,238,743 shares in 2010, at cost	4,704	27,165
Total shareholders' equity	3,270,047	2,807,465
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,003,891	$ 4,265,370